PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2013	2014
Cost:

Leasehold improvements	$546	$523
Computers and peripheral equipment	10,106	12,942
Office furniture and equipment	2,639	2,620
Motor vehicles	98	177
Software	1,962	3,478

	15,351	19,740
Accumulated depreciation:

Leasehold improvements	288	175
Computers and peripheral equipment	9,657	12,426
Office furniture and equipment	1,947	1,985
Motor vehicles	68	133
Software	1,618	3,016

	13,578	17,735

Depreciated cost	$1,773	$2,005

Depreciation expenses amounted to $  757, $ 656 and $ 675 for the years ended December 31, 2012, 2013 and 2014, respectively.